Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Long-Term Investments	$ 439	$ 1,446
Current [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis	77	77
Unrealized Gain	5	14
Unrealized Loss	(4)	(5)
Fair/Equity Basis - Current Marketable Equity Securities	78	86
Current [Member] | Gabriel Resources Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis	37
Fair/Equity Basis - Current Marketable Equity Securities	37
Current [Member] | Paladin Energy Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis	21	60
Unrealized Gain	1
Unrealized Loss		(3)
Fair/Equity Basis - Current Marketable Equity Securities	22	57
Current [Member] | Other Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis	19	17
Unrealized Gain	4	14
Unrealized Loss	(4)	(2)
Fair/Equity Basis - Current Marketable Equity Securities	19	29
Long Term [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis	347	728
Unrealized Gain	95	726
Unrealized Loss	(3)	(8)
Long-Term Investments	439	1,446
Other investments, at cost	13	12
Long Term [Member] | Gabriel Resources Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis		78
Unrealized Gain		42
Fair/Equity Basis - Long-Term Marketable Equity Securities		120
Long Term [Member] | Other Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis	30	65
Unrealized Gain	5	14
Fair/Equity Basis - Long-Term Marketable Equity Securities	35	79
Long Term [Member] | Asset Backed Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis	23	25
Unrealized Gain	2
Unrealized Loss		(6)
Fair/Equity Basis - Long-Term Marketable Debt Securities	25	19
Long Term [Member] | Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis	8	7
Unrealized Loss	(3)	(2)
Fair/Equity Basis - Long-Term Marketable Debt Securities	5	5
Long Term [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis	31	32
Unrealized Gain	2
Unrealized Loss	(3)	(8)
Fair/Equity Basis - Long-Term Marketable Debt Securities	30	24
Long Term [Member] | Regis Resources Ltd.
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis	165	166
Unrealized Gain	88	352
Fair/Equity Basis - Long-Term Marketable Equity Securities	253	518
Long Term [Member] | Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis	195	619
Unrealized Gain	93	726
Fair/Equity Basis - Long-Term Marketable Equity Securities	288	1,345
Long Term [Member] | Minera La Zanja S.R.L.
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investments	92	65
Long Term [Member] | Novo Resources Corporation
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investments	16
Long Term [Member] | Canadian Oil Sands Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/Equity Basis		310
Unrealized Gain		318
Fair/Equity Basis - Long-Term Marketable Equity Securities		$ 628